Consolidated Statement of Cash Flows - Deutsche Bank AG - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Cash Flows [Line Items]
Profit (loss)		€ 6,814	€ 4,481	€ 6,452
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for credit losses		1,707	1,830	1,505
Restructuring activities		(15)	(3)	220
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(22)	(76)	(84)
Deferred income taxes, net		501	909	163
Impairment, depreciation and other amortization, and accretion		2,723	2,758	3,601
Share of net income from equity method investments		(35)	4	107
Adjustments for net change in operating assets and liabilities:
Interest-earning time deposits with central banks and banks		(13,074)	(1,188)	(699)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		3,490	(25,975)	(3,285)
Non-Trading financial assets mandatory at fair value through profit and loss		(14,115)	(25,214)	793
Financial assets designated at fair value through profit or loss		0	75	93
Loans at amortized cost		(10,637)	211	9,686
Other assets		(52,226)	13,990	(1,384)
Deposits		40,242	36,893	(2,299)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	28,456	5,425	29,493
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		631	625	2,456
Other short-term borrowings		8,529	182	4,534
Other liabilities		48,755	(19,800)	777
Senior long-term debt	[2]	5,754	(6,339)	(11,880)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(19,516)	(15,020)	(35,515)
Other, net		9,102	(2,350)	872
Net cash provided by (used in) operating activities		47,064	(28,584)	5,606
Proceeds from:
Sale of financial assets at fair value through other comprehensive income		10,909	18,267	15,646
Maturities of financial assets at fair value through other comprehensive income		22,748	22,658	19,437
Sale of debt securities held to collect at amortized cost		0	20	0
Maturities of debt securities held to collect at amortized cost		4,631	7,216	8,025
Sale of equity method investments		0	0	20
Sale of property and equipment		18	20	33
Purchase of:
Financial assets at fair value through other comprehensive income		(37,989)	(46,502)	(38,648)
Debt Securities held to collect at amortized cost		(24,728)	(6,498)	(4,859)
Equity method investments		(17)	(63)	(60)
Property and equipment		(443)	(528)	(422)
Net cash received in (paid for) business combinations/divestitures		0	3	(361)
Other, net		(1,440)	(1,375)	(1,386)
Net cash provided by (used in) investing activities		(26,311)	(6,781)	(2,576)
Cash flows from financing activities:
Issuances of subordinated long-term debt	[3]	54	20	1,432
Repayments and extinguishments of subordinated long-term debt	[3]	(2,728)	(153)	(1,471)
Issuances of trust preferred securities	[4]	0	0	0
Repayments and extinguishments of trust preferred securities	[4]	(6)	(6)	(225)
Principal portion of lease payments	[5]	(496)	(552)	(534)
Common shares issued		0	0	0
Purchases of treasury shares		(1,618)	(1,126)	(857)
Sale of treasury shares		0	0	0
Additional Equity Components (AT1) issued		2,500	3,000	0
Additional Equity Components (AT1) repaid		(2,360)	0	0
Purchases of Additional Equity Components (AT1)		(3,064)	(3,341)	(400)
Sale of Additional Equity Components (AT1)		3,071	3,316	415
Coupon on additional equity components, pre tax		(761)	(574)	(498)
Dividends paid to noncontrolling interests		(107)	(264)	(100)
Net change in noncontrolling interests		(6)	(84)	(5)
Cash dividends paid to Deutsche Bank shareholders		(1,315)	(883)	(610)
Net cash provided by (used in) financing activities		(6,834)	(646)	(2,852)
Net effect of exchange rate changes on cash and cash equivalents		(6,309)	2,910	(2,036)
Net increase (decrease) in cash and cash equivalents		7,611	(33,102)	(1,857)
Cash and cash equivalents at beginning of period		130,666	163,768	165,626
Cash and cash equivalents at end of period		138,277	130,666	163,768
Net cash provided by (used in) operating activities include
Income taxes paid (received), net		1,361	1,392	955
Interest paid	[6]	28,805	33,573	25,454
Interest received	[6]	44,524	48,384	42,886
Dividends received		142	110	106
Cash and cash equivalents comprise
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[7]	133,193	126,353	159,326
Interbank balances (w/o central banks)	[8]	5,084	4,313	4,442
Total		€ 138,277	€ 130,666	€ 163,768

[1]	Included are senior long-term debt issuances of € 12.2 billion and € 13.5 billion and repayments and extinguishments of € 6.2 billion and € 2.4 billion through December
31, 2025 and December 31, 2024, respectively

[2]	Included are issuances of € 23.7 billion and € 25.9 billion and repayments and extinguishments of € 17.2 billion and € 33.2 billion through December 31, 2025 and December 31, 2024, respectively
[3]	Non-cash changes for Subordinated Long-Term Debt are € (741) million in total and mainly driven by Fair Value changes of € 62 million and Foreign Exchange movements of € (810) million through December 31, 2025 and € 532 million in total mainly driven by Fair Value changes of € 90 million and Foreign Exchange movements of € 432 million through December 31, 2024

[4]	Non-cash changes for Trust Preferred Securities are € 2 million in total and mainly driven by Fair Value changes of € (3) million through December 31, 2025 and
€ 3 million in total and mainly driven by Fair Value changes of € (3) million through December 31, 2024

[5]	Non-cash changes for Lease liabilities are € 327 million in total including Foreign Exchange movements of € (205) million through December 31, 2025 and € 673 million in total including Foreign Exchange movements of € 107 million through December 31, 2024

[6]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application, which includes portfolio hedges of interest rate risk in accordance with the EU carve-out version of IAS 39

[7]	Not included: Interest-earning time deposits with central banks of € 31.5 billion as of December 31, 2025 and € 21.2 billion as of December 31, 2024
[8]	Not included: Interest-earning time deposits with banks of € 1.9 billion as of December 31, 2025 and € 1.9 billion as of December 31, 2024